Segment Information	12 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION
10.	SEGMENT INFORMATION
The Company reports segment information based on the management approach in accordance with ASC 280, Segment Reporting. The Company has identified its Chief Executive Officer and senior management team as its chief operating decision maker (the “CODM”). The CODM is responsible for assessing the Company’s operating performance and making decisions about the allocation of resources.

Following the Company’s decision to wind down and exit the BayMedica commercial operations segment (“Commercial Operations”), Commercial Operations has been classified within discontinued operations in the Consolidated Financial Statements. As a result, the Company has one remaining reportable segment InMed Pharmaceuticals (‘InMed Pharma’). The InMed Pharma reportable segment reflects the manner in which the CODM reviews financial information to evaluate performance and allocate resources. The CODM uses Total Operating Expenses and Net loss from continuing operations presented in the Statements of Operations as the measure of segment profit or loss to assess segment performance and allocate resources. The CODM uses this measure to evaluate the financial results of the Company’s continuing operations, monitor operating trends, and determine the allocation of resources, including personnel, operating expenditures, and capital resources.
The accounting policies of the Company’s reportable segment are the same as those described in Note 2 — Significant Accounting Policies. The Company evaluates segment performance based on the information provided to and reviewed by the CODM. The CODM does not review segment assets for purposes of assessing performance or allocating resources.
The following table presents information about the Company’s reportable segment for the year ended June 30, 2026 and 2025:

	Year ended
	June 30, 2026	June 30, 2025
	$	$
Operating Expenses
General and administrative	6,661,372	5,414,525
Research and development	3,028,473	2,821,202
Amortization and depreciation	205,271	210,443
Loss on disposal of fixed assets	7,136	—
Impairment of fixed assets	189,225	—
Impairment of intangible assets	1,457,926	—
Foreign exchange loss (gain)	58,009	28,471

Total Operating Expenses	11,607,412	8,474,641
Other Income (Expense)
Interest and other income	244,971	155,882
Finance expense	(10,700)	(371,549)

Net loss from continuing operations before taxes	(11,373,141)	(8,690,308)
Provision for Income Taxes	—	—

Net loss from continuing operations	(11,373,141)	(8,690,308)